Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

September 30, 2012

Dates Covered
Collections Period	09/01/12 - 09/30/12
Interest Accrual Period	09/17/12 - 10/14/12
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/12	847,077,430.92	44,937
Yield Supplement Overcollateralization Amount at 08/31/12	14,281,231.13	0

Receivables Balance at 08/31/12	861,358,662.05	44,937
Principal Payments	22,915,671.71	836
Defaulted Receivables	603,754.03	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/12	13,663,733.09	0

Pool Balance at 09/30/12	824,175,503.22	44,074

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	8,592,430.02	696
Past Due 61-90 days	1,714,434.13	113
Past Due 91 + days	308,488.65	19

Total	10,615,352.80	828

Total 31+ Delinquent as % Ending Pool Balance	1.29%

Recoveries	325,988.64

Aggregate Net Losses/(Gains) - September 2012	277,765.39

Overcollateralization Target Amount	37,087,897.64
Actual Overcollateralization	30,955,235.68

Weighted Average APR	4.42%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	56.38

Flow of Funds	$ Amount

Collections	26,203,097.90
Advances	25,759.51
Investment Earnings on Cash Accounts	4,081.38
Servicing Fee	(717,798.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	25,515,139.90

Distributions of Available Funds
(1) Class A Interest	385,842.33
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	25,105,780.40
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,515,139.90

Servicing Fee	717,798.89
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 09/17/12	818,326,047.94
Principal Paid	25,105,780.40
Note Balance @ 10/15/12	793,220,267.54

Class A-1
Note Balance @ 09/17/12	104,916,047.94
Principal Paid	25,105,780.40
Note Balance @ 10/15/12	79,810,267.54
Note Factor @ 10/15/12	42.0054040%

Class A-2
Note Balance @ 09/17/12	309,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	309,800,000.00
Note Factor @ 10/15/12	100.0000000%

Class A-3
Note Balance @ 09/17/12	257,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	257,000,000.00
Note Factor @ 10/15/12	100.0000000%

Class A-4
Note Balance @ 09/17/12	127,670,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	127,670,000.00
Note Factor @ 10/15/12	100.0000000%

Class B
Note Balance @ 09/17/12	18,940,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	18,940,000.00
Note Factor @ 10/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	409,359.50
Total Principal Paid	25,105,780.40

Total Paid	25,515,139.90

Class A-1
Coupon	0.29529%
Interest Paid	24,096.07
Principal Paid	25,105,780.40

Total Paid to A-1 Holders	25,129,876.47

Class A-2
Coupon	0.52000%
Interest Paid	134,246.67
Principal Paid	0.00

Total Paid to A-2 Holders	134,246.67

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4531270
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.7900183

Total Distribution Amount	28.2431453

A-1 Interest Distribution Amount	0.1268214
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	132.1356863

Total A-1 Distribution Amount	132.2625077

A-2 Interest Distribution Amount	0.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.4333333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/12	80,516.36
Balance as of 09/30/12	106,275.87
Change	25,759.51

Reserve Account
Balance as of 09/17/12	2,310,518.58
Investment Earnings	304.40
Investment Earnings Paid	(304.40)
Deposit/(Withdrawal)	—
Balance as of 10/15/12	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58